Taxes on Income - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset
Intangible assets	$ 914	$ 487
Investment accounted for using the equity method	354	511
Operating lease right of use asset	836	72
Operating loss carryforward	5,518	2,719
Total deferred tax assets	7,622	3,789
Valuation allowance	(6,239)	(3,717)
Total deferred tax assets after valuation allowance	1,383	72
Intangible assets acquired on business combination	442
Property and equipment	29	33
Operating lease liability	780	72
Total deferred tax liability	1,251	105
Net deferred tax (liability) assets	$ 134	$ (33)